Exhibit 99.1

Hyundai Auto Receivables Trust 2017-A
Monthly Servicing Report

Collection Period	September 2019
Distribution Date	10/15/19
Transaction Month	31
30/360 Days	30
Actual/360 Days	29

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	February 10, 2017
Closing Date:	March 29, 2017

	Dollars	Units	WAC	WARM
Original Pool Balance:	$1,297,276,907.15	71,274	3.31%	57.31
Original Adj. Pool Balance:	$1,241,432,654.96

		Amount	% of Pool	Note Rate	Final Payment Date
Class A-1 Notes	Fixed	$294,000,000.00	22.663%	1.10000%	April 16, 2018
Class A-2-A Notes	Fixed	$294,730,000.00	22.719%	1.48000%	February 18, 2020
Class A-2-B Notes	Floating	$105,270,000.00	8.115%	LIBOR + 0.08%	February 18, 2020
Class A-3 Notes	Fixed	$368,430,000.00	28.400%	1.76000%	August 16, 2021
Class A-4 Notes	Fixed	$88,370,000.00	6.812%	2.09000%	April 17, 2023
Class B Notes	Fixed	$22,350,000.00	1.723%	2.38000%	April 17, 2023
Class C Notes	Fixed	$37,250,000.00	2.871%	2.53000%	November 15, 2023
Total Securities		$1,210,400,000.00	93.303%

Overcollateralization		$31,032,654.96	2.392%
YSOA		$55,844,252.19	4.305%
Total Original Pool Balance		$1,297,276,907.15	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2-A Notes	$-	-	$-	-	$-
Class A-2-B Notes	$-	-	$-	-	$-
Class A-3 Notes	$181,663,364.31	0.4930743	$162,168,960.86	0.4401622	$19,494,403.45
Class A-4 Notes	$88,370,000.00	1.0000000	$88,370,000.00	1.0000000	$-
Class B Notes	$22,350,000.00	1.0000000	$22,350,000.00	1.0000000	$-
Class C Notes	$37,250,000.00	1.0000000	$37,250,000.00	1.0000000	$-
Total Securities	$329,633,364.31	0.2723342	$310,138,960.86	0.2562285	$19,494,403.45

Weighted Avg. Coupon (WAC)	3.29%		3.30%
Weighted Avg. Remaining Maturity (WARM)	29.51		28.67
Pool Receivables Balance	$383,714,073.31		$363,347,867.63
Remaining Number of Receivables	42,101		41,131

Adjusted Pool Balance	$371,842,074.58		$352,347,671.13

III.  COLLECTIONS

Principal:
Principal Collections	$19,677,650.08
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$309,418.99
Total Principal Collections	$19,987,069.07

Interest:
Interest Collections	$1,031,873.99
Late Fees & Other Charges	$44,244.14
Interest on Repurchase Principal	$-
Total Interest Collections	$1,076,118.13

Collection Account Interest	$30,362.08
Reserve Account Interest	$5,098.57
Servicer Advances	$-

Total Collections	$21,098,647.85

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Hyundai Auto Receivables Trust 2017-A
Monthly Servicing Report

Collection Period	September 2019
Distribution Date	10/15/19
Transaction Month	31
30/360 Days	30
Actual/360 Days	29

IV.  DISTRIBUTIONS

Total Collections	$21,098,647.85
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$21,098,647.85

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$319,761.73	$-	$319,761.73	319,761.73
Collection Account Interest					$30,362.08
Late Fees & Other Charges					$44,244.14
Total due to Servicer					$394,367.95

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2-A Notes		$-		$-
Class A-2-B Notes		$-		$-
Class A-3 Notes		$266,439.60		$266,439.60
Class A-4 Notes		$153,911.08		$153,911.08

Total Class A interest:		$420,350.68		$420,350.68	420,350.68

3. First Priority Principal Distribution:		$-		$-	0.00

4. Class B Noteholders Interest:		$44,327.50		$44,327.50	44,327.50

5. Second Priority Principal Distribution:		$-		$-	0.00

6. Class C Noteholders Interest:		$78,535.42		$78,535.42	78,535.42

Available Funds Remaining:					$20,161,066.30

7. Regular Principal Distribution Amount:					19,494,403.45

	Distributable Amount	Paid Amount

Class A-1 Notes		$-
Class A-2-A Notes		$-
Class A-2-B Notes		$-
Class A-3 Notes		$19,494,403.45
Class A-4 Notes		$-
Class A Notes Total:	$19,494,403.45	$19,494,403.45
Class B Notes Total:	$-	$-
Class C Notes Total:	$-	$-
Total Noteholders Principal	$19,494,403.45	$19,494,403.45

8. Required Deposit to Reserve Account			0.00

9. Trustee Expenses and Asset Representations Reviewer Expenses			0.00

10. Remaining Available Collections Released to Certificateholder			666,662.85

V.  YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$11,871,998.73
Beginning Period Amount	$11,871,998.73
Current Period Amortization	$871,802.23
Ending Period Required Amount	$11,000,196.50
Ending Period Amount	$11,000,196.50
Next Distribution Date Required Amount	$10,164,451.32

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Hyundai Auto Receivables Trust 2017-A
Monthly Servicing Report

Collection Period	September 2019
Distribution Date	10/15/19
Transaction Month	31
30/360 Days	30
Actual/360 Days	29

VI.  RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$3,103,581.64
Beginning Period Amount	$3,103,581.64
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$3,103,581.64
Ending Period Amount	$3,103,581.64

VII.  OVERCOLLATERALIZATION

Overcollateralization Target	3.40%
Overcollateralization Floor	3.40%

	Beginning	Ending	Target
Overcollateralization Amount	$42,208,710.27	$42,208,710.27	$42,208,710.27
Overcollateralization as a % of Original Adjusted Pool	3.40%	3.40%	3.40%
Overcollateralization as a % of Current Adjusted Pool	11.35%	11.98%	11.98%

VIII.  DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	98.22%	40,399	97.58%	$354,547,850.42
30 - 60 Days	1.35%	556	1.85%	$6,728,197.32
61 - 90 Days	0.37%	152	0.50%	$1,810,158.83
91-120 Days	0.06%	23	0.07%	$259,024.14
121 + Days	0.00%	1	0.00%	$2,636.92
Total		41,131		$363,347,867.63

Delinquent Receivables 30+ Days Past Due
Current Period	1.78%	732	2.42%	$8,800,017.21
1st Preceding Collection Period	1.66%	698	2.24%	$8,588,437.29
2nd Preceding Collection Period	1.78%	769	2.39%	$9,712,184.21
3rd Preceding Collection Period	1.66%	734	2.21%	$9,499,464.44
Four-Month Average	1.72%		2.32%

Ratio of 61+ Delinquency Receivables Balance to EOP Pool Balance			0.57%
Delinquency Percentage exceeds Delinquency Trigger of 9.5% (Y/N)			No

Repossession in Current Period		39		$449,462.45
Repossession Inventory		100		$357,281.38

Current Charge-Offs
Gross Principal of Charge-Offs				$688,555.60
Recoveries				$(309,418.99)
Net Loss				$379,136.61

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				1.19%

Average Pool Balance for Current Period				$373,530,970.47

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				1.22%
1st Preceding Collection Period				0.73%
2nd Preceding Collection Period				0.47%
3rd Preceding Collection Period				0.80%
Four-Month Average				0.81%

Cumulative Charge-Offs	Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs	53	2,734	$35,050,022.66
Recoveries	36	2,397	$(19,424,981.03)
Net Loss			$15,625,041.63
Cumulative Net Loss as a % of Initial Pool Balance			1.20%

Net Loss for Receivables that have experienced a Net Loss *	49	1,997	$15,695,660.44
Average Net Loss for Receivables that have experienced a Net Loss			$7,859.62

Principal Balance of Extensions			$1,297,224.55
Number of Extensions			103

* Excludes receivables with recovered amounts equal to or in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

IX.  CREDIT RISK RETENTION INFORMATION

There were no material changes in the retained interest in the transaction.

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